Share based compensation - Activities of company's RSUs (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of RSUs
Forfeited (in shares) | shares	(490,137)
Exercised (in shares) | shares	(663,908)
Weighted remaining contractual years
Outstanding	7 years 6 months 7 days
Share Incentive Plan, 2022
Number of RSUs
Outstanding at the beginning (in shares) | shares	11,863,038
Granted (new RSUs) (in shares) | shares	327,195
Granted (replacement RSUs) (in shares) | shares	2,396,730
Forfeited (in shares) | shares	(52,019)
Replaced (in shares) | shares	(2,396,730)
Exercised (in shares) | shares	(8,998,984)
Cancelled (in shares) | shares	(230,000)
Outstanding at the end (in shares) | shares	2,909,230
Exercisable (in shares) | shares	2,761,834
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.31
Granted (replacement RSUs) (in USD per share)	0.67
Forfeited (in USD per share)	0
Replaced (in USD per share)	0.74
Exercised (in USD per share)	0.33
Cancelled (in USD per share)	0.38
Outstanding at the end (in USD per share)	0.38
Exercisable (in USD per share)	0.43
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	4.04
Granted (new RSUs) (in USD per share)	1.71
Granted (replacement RSUs) (in USD per share)	1.48
Forfeited (in USD per share)	2.02
Replaced (in USD per share)	3.27
Exercised (in USD per share)	5.14
Cancelled (in USD per share)	5.05
Outstanding at the end (in USD per share)	2.02
Exercisable (in USD per share)	$ 1.84
Weighted remaining contractual years
Outstanding	7 years 2 months 23 days
Exercisable (in years)	3 years 2 months 12 days
Aggregate intrinsic value
Outstanding | $	$ 3,423
Exercisable | $	$ 3,133